RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands		12 Months Ended
	Mar. 01, 2012 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2018	Apr. 01, 2013
RELATED PARTY TRANSACTIONS
Total operating lease expenses		$ 1,355		$ 2,059
Revenues		50,015		80,481	$ 158,333
Related Party
RELATED PARTY TRANSACTIONS
Total operating lease expenses	$ 0
Related Party | Vincent Tianquan Mo
RELATED PARTY TRANSACTIONS
Total operating lease expenses		152		159	166
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Lease contract term							10 years
Management fee expense		588		281	380
Related Party | CIH
RELATED PARTY TRANSACTIONS
Total operating lease expenses | ¥			¥ 7,621,000
Lease contract term						10 years
Office building leased to		$ 1,204		$ 1,261	$ 1,181
Royalty expense | ¥			¥ 500,000
Related Party | CIH | Convertible Notes
RELATED PARTY TRANSACTIONS
Percentage of repayment of convertible debt by related party					50.00%
Related Party | CIH
RELATED PARTY TRANSACTIONS
Percentage of repayment of convertible debt by related party		50.00%	50.00%	50.00%	50.00%
Office building leased to		$ 1,204		$ 1,261	$ 1,181
Software License Agreement Term		10 years	10 years
IT service income | Related Party | CIH
RELATED PARTY TRANSACTIONS
Revenues		$ 5,887		1,116	1,162
IT service income | Related Party | CIH
RELATED PARTY TRANSACTIONS
Revenues		5,887		1,116	1,162
Software license income | Related Party
RELATED PARTY TRANSACTIONS
Revenues		$ 0
Software license income | Related Party | CIH
RELATED PARTY TRANSACTIONS
Revenues				$ 70	$ 73